SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($)	Feb. 17, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($)	Apr. 29, 2022 ₪ / shares shares
Inventory write-offs included in cost of revenues					$ 397	$ 2,028	$ 616
Provision for estimated sales returns, credits, stock rotations and other customer rights					$ 1,034	2,494
Warranty term					1 year
Governmental grants received					$ 1,354	962	924
Annual grants of restricted stock					$ 7,725
Bank deposits, weighted-average duration of deposits					1 year 4 months 9 days
Bank deposits, weighted-average time to maturity					7 months 13 days
Bad debt expenses					$ 0	0	0
Derivative Liability									$ 632
Outstanding currency forwards contracts									62,200
Derivative Expense Related To Cost Of Revenue					318	0	79
Derivative Expense Related To Operating Expenses					2,477	0	1,043
Accrued severance						4,752			4,663
Severance expenses					$ 5,369	$ 5,445	$ 4,800
Anti-dilutive shares excluded from computation of earnings per share amount | shares					4,341,401	35,208	916,440
Share-based compensation expenses					$ 27,353	$ 17,574	$ 16,545
Amortization of deferred contract costs						10,091			13,075
Deferred commission costs capitalized					$ 25,517	23,940
Deferred revenues recognized						$ 133,708
Percentage of outstanding deferred revenue recognized during the period					64.00%
Period of remaining service of deferred revenue					5 years
Remaining performance obligations									304,132
Percentage of remaining performance obligation that will be recognized as revenue over the next twelve months to total remaining performance obligation as of balance sheet date					60.00%
Expected period of benefit					3 years 4 months 6 days
Other payables and accrued expenses									150
Other long-term liabilities									$ 956
Subsequent Event [Member]
Annual grants of restricted stock			$ 5,000	$ 5,000
SecurityDam Ltd [Member]
Cash consideration		$ 30,000
Skyawk [Member]
Cash consideration					$ 35,000
Share-based compensation expenses					$ 1,284
Series A Preferred Stock [Member] | Skyawk [Member]
Preferred shares issued | shares										31,210,708
Preferred shares par value | ₪ / shares								₪ 0.001		₪ 0.001
Cash consideration	$ 35,000
Price per share | ₪ / shares										₪ 1.12
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage									95.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage									5.00%
Israel [Member] | S and P, A Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks					27.00%
Israel [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks					40.00%
Israel [Member] | S and P, BBB+ Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks					34.00%
The United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution									64.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution									30.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives					6 years
Customer support contracts, support period					1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives					9 years
Customer support contracts, support period					3 years
Bank deposits, maximum contractual term					2 years